Annual Fund Operating Expenses - Classes ACS - DWS Massachusetts Tax-Free Fund - INST Class	Dec. 01, 2020
Operating Expenses:
Management fee	0.44%
Distribution/service (12b-1) fees	none
Interest expense	0.04%
Other expenses	0.27%	[1]
Fee waiver/expense reimbursement	0.31%
Total annual fund operating expenses	0.75%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%

[1]	“ Other expenses ” for Institutional Class are based on estimated amounts for the current fiscal year.